Trade and other receivables - Aging analysis (Details) - CAD ($)	Aug. 31, 2023	Aug. 31, 2022
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 59,364	$ 108,716
0 - 30
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	13,986	77,625
61-90
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables		14,212
91 and over
Ifrs Financing Receivable, Past Due [Line Items]
Trade receivables	$ 45,378	$ 16,879